As Filed with the U.S. Securities and Exchange Commission on December 17, 2012
1933 Act File No. 333-132114
1940 Act File No. 811-21861

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 10 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 11 ☒
(Check appropriate box or boxes.)
__________________
American Century Growth Funds, Inc. (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 17th day of December 2012.

AMERICAN CENTURY GROWTH FUNDS, INC.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	December 17, 2012

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	December 17, 2012

* _________________________________ Thomas A. Brown	Director	December 17, 2012

* _________________________________ Barry Fink	Director	December 17, 2012

* _________________________________ Andrea C. Hall, Ph.D.	Director	December 17, 2012

* _________________________________ Jan M. Lewis	Director	December 17, 2012

* _________________________________ James A. Olson	Director	December 17, 2012

* _________________________________ Donald H. Pratt	Chairman of the Board and Director	December 17, 2012

* _________________________________ M. Jeannine Strandjord	Director	December 17, 2012

* _________________________________ John R. Whitten	Director	December 17, 2012

* _________________________________ Stephen E. Yates	Director	December 17, 2012

*By: /s/ Christine J. Crossley ____________________________________ Christine J. Crossley Attorney in Fact (pursuant to Power of Attorney effective December 4, 2012 and filed herewith)

POWER OF ATTORNEY

I, the undersigned Director/Officer of the following investment companies:

AMERICAN CENTURY MUTUAL FUNDS, INC.
AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
AMERICAN CENTURY GROWTH FUNDS, INC.

(“the Funds”)

hereby constitute and appoint, Ryan L. Blaine, Brian L. Brogan, Danielle D. Cook, Christine J. Crossley, Kathleen Gunja Nelson, Elizabeth L. Richards, and Daniel K. Richardson, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, (a) to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto,  and any supplements or other instruments in connection therewith; (b) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with all laws relating to the sale of securities of the Fund; and (c) generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after December 4, 2012.

This power of attorney may be executed in counterparts, each of which shall be deemed an original, but all of which shall constitute one and the same instrument.

WITNESS my hand on this 4th day of December, 2012.

Signature
/s/ Thomas A. Brown _________________________________	/s/ Barry Fink _________________________________
Thomas A. Brown, Director	Barry Fink, Director
/s/ Andrea C. Hall _________________________________	/s/ Jan M. Lewis _________________________________
Andrea C. Hall, Director	Jan M. Lewis, Director
/s/ James A. Olson _________________________________	/s/ Donald H. Pratt _________________________________
James A. Olson, Director	Donald H. Pratt, Chairman and Director
/s/ M. Jeannine Strandjord _________________________________	/s/ Jonathan Thomas _________________________________
M. Jeannine Strandjord, Director	Jonathan Thomas, President and Director
/s/ John R. Whitten _________________________________	/s/ Stephen E. Yates _________________________________
John R. Whitten, Director	Stephen E. Yates, Director
/s/ C. Jean Wade _________________________________
C. Jean Wade, Vice President, Treasurer and Chief Financial Officer

AMERICAN CENTURY MUTUAL FUNDS, INC.
AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
AMERICAN CENTURY GROWTH FUNDS, INC.

(“the Funds”)

I, Ward D. Stauffer, Secretary of the above-referenced corporations, do hereby certify that the following is a true copy of certain resolutions adopted by the Board of Directors of the above-referenced corporations on December 4, 2012, and that such resolutions have not been rescinded or modified and are not inconsistent with the Certificate of Incorporation, Declaration of Trust or Bylaws of the corporations.

WHEREAS:
•
Pursuant to a duly-executed Power of Attorney, the Directors and officers of American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Capital Portfolios, Inc., American Century Strategic Asset Allocations, Inc., American Century Asset Allocation Portfolios, Inc., American Century Variable Portfolios, Inc., and American Century Growth Funds, Inc. (collectively, the “Funds”) have appointed Ryan L. Blaine, Brian L. Brogan, Danielle D. Cook, Christine J. Crossley, Kathleen Gunja Nelson, Elizabeth L. Richards, and Daniel K. Richardson, each of them singly, their true and lawful attorneys-in-fact, with full power of substitution, and with full power to each, for the purpose of signing on their behalf registration statements and other related documents of the Funds for the purpose of complying with all laws relating to the sale of securities of the Funds and to do all such things in their names and behalf in connection therewith.

•
Such attorneys-in-fact may, from time to time, sign documents, including registration statements, amendments or supplements thereto and instruments in connection therewith, on behalf of directors and officers who have appointed them.

RESOLVED, that the Directors hereby authorize such attorneys-in-fact to sign the documents of the Funds, including registration statements, amendments or supplements thereto and instruments in connection therewith, pursuant to the Power of Attorney so executed by the Directors and certain officers of the Funds.

IN WITNESS WHEREOF, I have hereunto set my hand this 4th day of December, 2012.

/s/ Ward D. Stauffer
Ward D. Stauffer
Secretary

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit – 101.INS	XBRL Instance Document
Exhibit – 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document